Average Annual Total Returns{- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund Retail PRO-07 - Fidelity Advisor® Floating Rate High Income Fund
	Fidelity Advisor Floating Rate High Income Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP026 Past 1 year	SP026 Past 5 years	SP026 Past 10 years
Total	1.67%	4.76%	3.52%	0.02%	2.88%	1.84%	0.93%	2.82%	1.96%	3.50%	5.43%	4.54%